Noninterest Expense (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Merger reserve balance
Merger reserve balance, beginning of period	$ 89	$ 768	$ 0
Recorded as merger costs	0	481	432
Recorded as goodwill	0	(5)	1,547
Utilization of merger reserve	(89)	(1,155)	(1,211)
Merger reserve balance, end of period	0	89	768
Noninterest Expense (Numeric) [Abstract]
Foreclosed property expense	1,000	1,400	213
FDIC Special Assessment		675
Bear Stearns [Member]
Merger reserve balance
Merger reserve balance, beginning of period	32	327	0
Recorded as merger costs	0	26	308
Recorded as goodwill	0	(5)	1,112
Utilization of merger reserve	(32)	(316)	(1,093)
Merger reserve balance, end of period	0	32	327
Washington Mutual [Member]
Merger reserve balance
Merger reserve balance, beginning of period	57	441	0
Recorded as merger costs	0	455	124
Recorded as goodwill	0	0	435
Utilization of merger reserve	(57)	(839)	(118)
Merger reserve balance, end of period	0	57	441
Pending or Threatened Litigation [Member]
Merger reserve balance
Litigation expense (benefit)	$ 7,400	$ 161	$ (781)